Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 415,555	$ 1,416,152
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures, Gross	423,813	423,813
[custom:FurnitureAndFixturesNet-0]	49,938	66,123
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationFurnitureAndFixtures-0]	(373,875)	(357,690)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:TransportationEquipmentGross-0]	326,788	326,788
[custom:TransportationEquipmentNet-0]	15,345	30,735
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationTransportationEquipment-0]	(311,443)	(296,053)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	29,390	29,390
[custom:LeaseholdImprovementsNet-0]	272	544
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationLeaseholdImprovements-0]	(29,118)	(28,846)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:MineralPropertyGross-0]	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMineralProperty-0]
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	1,129,991	2,098,741
Property, Plant and Equipment, Net, Total	415,555	1,416,152
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (714,436)	(682,589)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and Equipment, Gross		968,750
[custom:MachineryAndEquipmentNet-0]		968,750
Accumulated Depreciation Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMachineryAndEquipment-0]